Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Year ending September 30, 2025	Operating Lease
2026	$912,378
2027	927,543
2028	950,619
2029	977,116
2030	1,003,958
From 2031 to June 30, 2038	4,008,134
Total	$8,779,748
Less: amounts representing interest	$1,803,538
Present value of future minimum lease payments	6,976,210
Less: Current obligations	583,533
Long term obligations	$6,392,677

Year ending September 30, 2024	Operating Lease
2025	$1,288,595
2026	1,176,644
2027	1,192,051
2028	1,215,495
2029	1,242,413
From 2030 to June 30, 2038	6,138,428
Total	$12,253,626
Less: amounts representing interest	$2,648,190
Present value of future minimum lease payments	9,605,436
Less: Current obligations	836,591
Long term obligations	$8,768,845